Related Party Transactions and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party in Interest Transactions	Related Party Transactions and Party in Interest Transactions
The Plan invests in The Cigna Group common stock. During the year ended December 31, 2025, the Plan purchased shares of The Cigna Group common stock for $152,408,778 (485,106 shares) and sold shares of The Cigna Group common stock for $271,010,879 (872,584 shares). The Cigna Group Stock Fund experienced net appreciation of $9,039,083 for the year ended December 31, 2025.
The Plan also invests in pooled separate accounts and fully benefit-responsive investment contracts, which are administered by EAIC, the Plan’s third party administrator and record-keeper. Activity reported by EAIC for these investments qualify as party in interest transactions. Fees incurred by the Plan for administrative services are included in Plan expenses and totaled approximately $2.5 million in 2025. These have been paid directly to EAIC.